Common Stock And Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Compensation Expense For Share-Based Incentive Awards
(in millions)	2013	2012	2011
Restricted stock units	$36	$31	$23
Performance shares:
Equity awards	28	26	16
Liability awards	-	-	(13)
Total compensation expense (pre-tax)	$64	$57	$26
Total compensation expense (after-tax)	$38	$34	$16

Schedule Of Restricted Stock Activity

The following table summarizes RSU activity for 2013:

	Number of	Weighted Average Grant-
	Restricted Stock Units	Date Fair Value
Nonvested at January 1	2,069,291	$42.52
Granted	993,115	$42.92
Vested	(719,071)	$41.03
Forfeited	(43,314)	$42.68
Nonvested at December 31	2,300,021	$43.16

Schedule Of Nonvested Performance-Based Units Activity
The following table summarizes performance shares classified as equity awards activity for 2013:

	Number of	Weighted Average Grant-
	Performance Shares	Date Fair Value
Nonvested at January 1	1,497,473	$38.15
Granted	911,620	$33.45
Vested	-	$-
Forfeited (1)	(617,773)	$34.22
Nonvested at December 31	1,791,320	$37.85

(1) Includes performance shares that expired with zero value as performance targets were not met.